9. Property, Equipment and Furniture (December 2014 note) (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, equipment and furniture table
	2014	2013
Equipment and software	$857,952	$735,326
Furniture	304,791	291,958
Land	150,000	–
Building	137,958	–
Leasehold improvements	197,102	192,561
Property, equipment and furniture, gross	1,647,803	1,219,845
Less: accumulated depreciation	(885,274)	(715,547)
Property, equipment and furniture, net	$762,529	$504,298